Rule 497(e) and (g)
                                                             File Nos. 33-48922
                                                                       811-6720

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 9, 2001

The accompanying Prospectus of the Meeder Advisor Funds (the "Trust") dated April 30, 2001 describes four separate series of the Trust. The series of the Trust known as the Tactical Asset Allocation Fund invests all of its investable assets in The Mutual Fund Portfolio. The series of the Trust known as the Core Equity Fund invests all of its investable assets in The Growth Stock Portfolio.

Robert S. Meeder, Jr., formerly a co-portfolio manager of The Mutual Fund Portfolio, has joined a team of persons employed by Meeder Asset Management, Inc. which will be jointly and primarily responsible for the day-to-day management of The Mutual Fund Portfolio. This team is replacing the previous arrangement which consisted of co-portfolio managers.

With regard to The Growth Stock Portfolio, Joseph A. Zarr and Richard A. Clemens are the persons primarily responsible for managing the Portfolio's liquidity reserve and managing the futures contracts and related options of the Portfolio on behalf of Meeder Asset Management. Messrs. Zarr and Clemens have replaced Philip A. Voelker.

Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and has managed The Bond Portfolio since 1996. Mr. Zarr received his BS and MBA degrees from Miami University (Ohio).

Mr. Clemens has been associated with Meeder Asset Management as an investment analyst since 1999 and from 1997 to 1999 served as the Manager of Financial Reporting and Transfer Agency for Meeder Asset Management's sister company, Mutual Funds Service Co. From 1995 to 1997, Mr. Clemens was Manager of Financial Administration for BISYS, a mutual fund service company. Mr. Clemens received his B.S.B.A. degree in Accounting from The Ohio State University, and is a Certified Public Accountant and Chartered Financial Analyst charter holder.

                                                             Rule 497(e) and (g)
                                                             File Nos. 33-48922
                                                                       811-6720

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 9, 2001

The accompanying Prospectus of the Meeder Advisor Funds (the "Trust") dated April 30, 2001 describes The Institutional Fund, a separate series of the Trust. The Institutional Fund invests all of its investable assets in The Money Market Portfolio.

Joseph A. Zarr, formerly assistant portfolio manager of the Portfolio, and Richard A. Clemens have been promoted to co-portfolio managers primarily responsible for the day-to-day management of The Money Market Portfolio. Messrs. Zarr and Clemens have replaced Philip A. Voelker.

Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and has managed The Bond Portfolio since 1996. Mr. Zarr received his BS and MBA degrees from Miami University (Ohio).

Mr. Clemens has been associated with Meeder Asset Management as an investment analyst since 1999 and from 1997 to 1999 served as the Manager of Financial Reporting and Transfer Agency for Meeder Asset Management's sister company, Mutual Funds Service Co. From 1995 to 1997, Mr. Clemens was Manager of Financial Administration for BISYS, a mutual fund service company. Mr. Clemens received his B.S.B.A. degree in Accounting from The Ohio State University, and is a Certified Public Accountant and Chartered Financial Analyst charter holder.